Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill by Reportable Segment	A reconciliation of changes in the Company’s goodwill by reportable segment were as follows:
	Trucking services	Car-hailing and driver management services	Car owner services	Liquor distribution

Balance as at December 31, 2022	$13,715,130	$14,157,570	$5,364,709	-
Impairment	-	(14,157,570)	-	-
Arising from acquisition	-	-	-	22,029,753
Effects of exchange rate changes	-	-	-	-
Balance as at December 31, 2023	$13,715,130	$-	$5,364,709	$22,029,753